Offerings	Sep. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value CAD0.0001 per share
Maximum Aggregate Offering Price	$ 3,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 304.50
Offering Note	This registration statement also includes an indeterminate number of additional Common Shares, par value CAD0.0001 per share, of Lorenzo Developments Inc., or the Common Shares, that may become offered, issuable or sold to prevent dilution resulting from share splits, share dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 2,500,000 Common Shares offered for resale by the Selling Shareholders.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value CAD0.0001 per share
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.